Operating Lease Obligations (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018
Total rent expense		$ 19,641
First Lease [Member]
Lease commencement date	Jul. 01, 2018
Lease expiration date	Jun. 30, 2021
Operating lease term	36 months
Second Lease [Member]
Lease commencement date	Nov. 01, 2014
Lease expiration date	Mar. 31, 2020
Operating lease term	62 months
Lease termination date	Feb. 28, 2018
Third Lease [Member]
Lease commencement date	Nov. 01, 2019
Lease expiration date	Apr. 30, 2020
Operating lease term	6 months
Fourth Lease [Member]
Lease commencement date	Nov. 11, 2019
Lease expiration date	Nov. 11, 2020
Fifth Lease [Member]
Lease commencement date	May 01, 2019
Lease expiration date	Apr. 01, 2021
Operating lease term	24 months